Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other Current Liabilities	Note 7 - Other Current Liabilities
	December 31,
	2025	2024
	U.S. dollars in thousands
Employees and payroll accruals	$457	$498
Short term lease liability	98	73
Accrued expenses	1,162	261
	$1,717	$832